Combined Statements of Comprehensive Loss - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net loss	$ (310.7)	$ (47.9)	$ (210.8)
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Change in foreign currency translation gains (losses)	210.1	(230.7)	(143.6)
Change in defined benefit pension and retiree health benefit plans, net of taxes	(9.8)	(4.3)	(11.8)
Other comprehensive income (loss), net of taxes	200.3	(235.0)	(155.4)
Comprehensive income (loss)	$ (110.4)	$ (282.9)	$ (366.2)